EQUITY	6 Months Ended
Jun. 30, 2024
EQUITY
EQUITY

NOTE 4: — EQUITY

a.	Composition of share capital:

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	June 30, 2024		December 31, 2023
	(unaudited)		(audited)
Ordinary shares of $0.00001 per share	350,000,000	48,322,673	350,000,000	47,894,688
Preferred shares of $0.00001 per share	1,000,000	—	1,000,000	—

b.	Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2024	47,894,688
Issuance of Ordinary shares	115,174
Vested RSU’s	41,775
Exercise of options into Ordinary shares	271,036
Balance as of June 30, 2024	48,322,673

NOTE 4: — EQUITY (Cont.)

c.	Issuance of Ordinary shares in the period of six months ended on June 30, 2024:

In January 2024 and in May 2024 the Company issued 55,806 and 59,368 Ordinary shares, respectively, to airline groups with whom Freightos launched its Digital Air Cargo Council (“DACC”). These Ordinary shares issued, valued at an aggregate amount of $351, were recorded as an operating expense in January 2024 in the consolidated statement of profit or loss.

d.	Rights attached to shares:

The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.

e.	Capital management:

Capital comprises share capital and reserves as stated in the statement of financial position. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for the shareholders.